Expense Example {- Fidelity SAI High Income Fund} - 04.30 Fidelity SAI High Income Fund PRO-04 - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750